Contingency and Capital Commitments - Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of contingent liabilities [Line Items]
Nominal amounts	¥ 247,637,992	¥ 248,268,034
Loan commitments [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	60,107,128	62,357,210
Financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	8,426,245	7,924,711
Loan commitments and financial guarantees and other credit-related contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Nominal amounts	¥ 68,533,373	¥ 70,281,921